STOCK-BASED COMPENSATION - Additional Information (Details)							1 Months Ended		6 Months Ended			12 Months Ended
	Dec. 10, 2021 $ / shares shares	Dec. 05, 2021 USD ($) shares	Nov. 10, 2021 shares	Aug. 21, 2018 $ / shares shares	Oct. 13, 2017 USD ($) $ / shares shares	Oct. 13, 2017 $ / shares	Aug. 27, 2018 shares	Aug. 21, 2018 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Jun. 30, 2020 shares	Dec. 31, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									0	0		0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeiture				487,057
Starry
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares	$ 1.60												$ 1.31
Restricted shares issued for services (in shares)			500,000
October 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable Options, Average Remaining Contractual life (years)						3 years
August 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable Options, Average Remaining Contractual life (years)				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number									128,672		0
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense | ¥									¥ 0		¥ 0
Share-based Compensation | ¥									0
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense									¥ 27,375,871	$ 4,303,423	¥ 3,403,513
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									3,000,000	3,000,000		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $		$ 4,175,000
Restricted Stock Closing Price | $ / shares													$ 1.67
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		2,500,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | ¥									¥ 0
Restricted shares | October 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $					$ 919,800
Restricted Stock Closing Price | $ / shares					$ 5.11	$ 5.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					180,000
Restricted shares | August 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $								$ 2,523,240
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								391,200
Restricted Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense									¥ 4,631,063	$ 727,992
Restricted shares issued for services (in shares)	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							250,000
Restricted Class A Ordinary Shares | August 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares				$ 6.45				$ 6.45